Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	$ 2,289	$ 2,177	$ 2,221
Cards	1,949	1,975	1,956
Broking income	1,539	1,057	1,210
Credit facilities	1,459	1,618	1,723
Account services	1,293	2,003	2,177
Underwriting	1,015	829	723
Global custody	934	717	736
Unit trusts	899	1,035	1,038
Remittances	677	747	778
Imports/exports	577	662	709
Insurance agency commission	325	377	404
Other	2,095	2,242	2,369
Fee income	15,051	15,439	16,044
Less: fee expense	(3,177)	(3,416)	(3,424)
Net fee income	11,874	12,023	$ 12,620
Wealth and Personal Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	1,686	1,597
Cards	1,564	1,602
Broking income	862	485
Credit facilities	93	90
Account services	431	991
Underwriting	5	3
Global custody	189	135
Unit trusts	881	1,011
Remittances	77	77
Imports/exports	0	1
Insurance agency commission	307	356
Other	1,123	1,284
Fee income	7,218	7,632
Less: fee expense	(1,810)	(1,998)
Net fee income	5,408	5,634
Commercial Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	126	120
Cards	360	358
Broking income	61	40
Credit facilities	740	785
Account services	598	654
Underwriting	9	6
Global custody	22	18
Unit trusts	18	22
Remittances	313	362
Imports/exports	417	497
Insurance agency commission	17	20
Other	893	887
Fee income	3,574	3,769
Less: fee expense	(349)	(380)
Net fee income	3,225	3,389
Global Banking and Markets
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	477	460
Cards	25	15
Broking income	616	532
Credit facilities	626	743
Account services	264	365
Underwriting	1,002	821
Global custody	723	564
Unit trusts	0	2
Remittances	288	311
Imports/exports	160	164
Insurance agency commission	1	1
Other	2,369	2,353
Fee income	6,551	6,331
Less: fee expense	(3,284)	(3,292)
Net fee income	3,267	3,039
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	0	0
Cards	0	0
Broking income	0	0
Credit facilities	0	0
Account services	0	(7)
Underwriting	(1)	(1)
Global custody	0	0
Unit trusts	0	0
Remittances	(1)	(3)
Imports/exports	0	0
Insurance agency commission	0	0
Other	(2,290)	(2,282)
Fee income	(2,292)	(2,293)
Less: fee expense	2,266	2,254
Net fee income	$ (26)	$ (39)